Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Morgan Stanley ETF Trust
Entity Central Index Key	0001676326
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000238675
Shareholder Report [Line Items]
Fund Name	Calvert International Responsible Index ETF
Trading Symbol	CVIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert International Responsible Index ETF for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVIE	$9	0.18%Footnote Reference1

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[1]
AssetsNet	$ 132,246,999
Holdings Count | Holding	734
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$132,246,999
# of Portfolio Holdings	734
Portfolio Turnover Rate	5%

Holdings [Text Block]

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	3/31/2025
Short Term Investment	0.1%
Energy	1.0%
Real Estate	1.6%
Utilities	3.1%
Communication Services	4.8%
Materials	6.4%
Consumer Staples	7.2%
Consumer Discretionary	9.2%
Health Care	10.1%
Information Technology	14.7%
Industrials	16.7%
Financials	25.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
SAP SE	1.4%
Nestle SA	1.3%
ASML Holding NV	1.2%
Toyota Motor Corp.	1.1%
AstraZeneca plc	1.1%
Roche Holding AG	1.1%
Samsung Electronics Co. Ltd.	1.0%
Novartis AG	1.0%
Novo Nordisk A/S, Class B	1.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

C000238680
Shareholder Report [Line Items]
Fund Name	Calvert Ultra-Short Investment Grade ETF
Trading Symbol	CVSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert Ultra-Short Investment Grade ETF for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVSB	$12	0.24%Footnote Reference1

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[2]
AssetsNet	$ 186,005,739
Holdings Count | Holding	228
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$186,005,739
# of Portfolio Holdings	228
Portfolio Turnover Rate	61%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	7.4%
Not Rated	4.2%
BBB	29.0%
A	24.5%
AA	9.0%
AAA	25.9%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Asset Allocation (% of total investments)

Value	Value
Commercial Papers	6.2%
Investment Company	2.9%
U.S. Government and Agency Securities	9.9%
Commercial Mortgage-Backed Securities	11.6%
Asset-Backed Securities	18.8%
Corporate Bonds	50.6%

C000238676
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Core Responsible Index ETF
Trading Symbol	CVLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Large-Cap Core Responsible Index ETF for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVLC	$7	0.15%Footnote Reference1

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[3]
AssetsNet	$ 420,528,747
Holdings Count | Holding	794
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$420,528,747
# of Portfolio Holdings	794
Portfolio Turnover Rate	2%

Holdings [Text Block]

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	3/31/2025
Short Term Investment	0.1%
Energy	0.4%
Utilities	1.9%
Materials	2.9%
Real Estate	3.2%
Consumer Staples	6.3%
Communication Services	7.1%
Industrials	9.6%
Consumer Discretionary	10.7%
Health Care	11.9%
Financials	15.7%
Information Technology	30.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.7%
Microsoft Corp.	5.5%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.7%
Alphabet, Inc., Class A	3.5%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.5%
JPMorgan Chase & Co.	1.5%
Visa, Inc., Class A	1.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

C000238677
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Trading Symbol	CDEI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CDEI	$7	0.14%Footnote Reference1

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[4]
AssetsNet	$ 20,196,405
Holdings Count | Holding	379
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$20,196,405
# of Portfolio Holdings	379
Portfolio Turnover Rate	1%

Holdings [Text Block]

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	3/31/2025
Short Term Investment	0.1%
Energy	0.1%
Materials	0.7%
Utilities	1.6%
Real Estate	2.3%
Consumer Discretionary	4.3%
Consumer Staples	4.8%
Industrials	5.9%
Communication Services	9.9%
Health Care	14.4%
Financials	14.6%
Information Technology	41.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	10.9%
Microsoft Corp.	9.0%
NVIDIA Corp.	8.3%
Alphabet, Inc., Class A	5.5%
Broadcom, Inc.	2.5%
Eli Lilly & Co.	2.3%
JPMorgan Chase & Co.	2.2%
Visa, Inc., Class A	2.0%
UnitedHealth Group, Inc.	1.6%
Mastercard, Inc., Class A	1.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

C000238678
Shareholder Report [Line Items]
Fund Name	Calvert US Mid-Cap Core Responsible Index ETF
Trading Symbol	CVMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Mid-Cap Core Responsible Index ETF for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVMC	$7	0.15%Footnote Reference1

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[5]
AssetsNet	$ 65,206,322
Holdings Count | Holding	630
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$65,206,322
# of Portfolio Holdings	630
Portfolio Turnover Rate	5%

Holdings [Text Block]

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	3/31/2025
Short Term Investment	0.3%
Energy	0.5%
Communication Services	3.8%
Materials	4.9%
Utilities	5.7%
Consumer Staples	6.6%
Real Estate	7.9%
Consumer Discretionary	9.4%
Health Care	10.4%
Information Technology	14.8%
Financials	16.4%
Industrials	19.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Fortinet, Inc.	0.6%
DoorDash, Inc., Class A	0.6%
Bank of New York Mellon Corp. (The)	0.6%
Autodesk, Inc.	0.6%
Allstate Corp. (The)	0.6%
AppLovin Corp., Class A	0.6%
Paychex, Inc.	0.5%
Kroger Co. (The)	0.5%
Dominion Energy, Inc.	0.5%
Ameriprise Financial, Inc.	0.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

C000238679
Shareholder Report [Line Items]
Fund Name	Calvert US Select Equity ETF
Trading Symbol	CVSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Select Equity ETF for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVSE	$14	0.29%Footnote Reference1

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[6]
AssetsNet	$ 25,796,804
Holdings Count | Holding	170
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$25,796,804
# of Portfolio Holdings	170
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	3/31/2025
Short Term Investment	0.1%
Consumer Staples	2.7%
Materials	3.1%
Utilities	3.4%
Real Estate	3.7%
Communication Services	4.9%
Consumer Discretionary	7.9%
Health Care	11.5%
Industrials	12.5%
Financials	17.6%
Information Technology	32.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.5%
Microsoft Corp.	6.3%
NVIDIA Corp.	5.7%
Boston Scientific Corp.	2.2%
Visa, Inc., Class A	2.1%
Eli Lilly & Co.	2.1%
S&P Global, Inc.	2.1%
Parker-Hannifin Corp.	2.0%
Netflix, Inc.	2.0%
Automatic Data Processing, Inc.	1.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

C000247848
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate ETF
Trading Symbol	EVLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Floating-Rate ETF for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVLN	$30	0.59%Footnote Reference1

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[7]
AssetsNet	$ 1,322,487,173
Holdings Count | Holding	385
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,322,487,173
# of Portfolio Holdings	385
Portfolio Turnover Rate	47%

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
Others	43.5%
Health Care Providers & Services	3.1%
Machinery	3.7%
Diversified Consumer Services	3.9%
Hotels, Restaurants & Leisure	4.3%
Chemicals	4.5%
Insurance	5.6%
Commercial Services & Supplies	7.0%
Financial Services	11.3%
Software	13.1%

C000254159
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Income Municipal ETF
Trading Symbol	EVYM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance High Income Municipal ETF for the period of February 25, 2025 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
EVYM	$20	0.39%Footnote Reference1

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[8]
AssetsNet	$ 20,791,913
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	0.00%	[9]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$20,791,913
# of Portfolio Holdings	41
Portfolio Turnover Rate	0%Footnote Reference†
Footnote	Description
Footnote†	Amount is less than 0.5%.

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	18.7%
Not Rated	24.5%
B	2.4%
BB	14.9%
BBB	24.6%
A	4.3%
AA	10.6%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000245530
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Yield ETF
Trading Symbol	EVHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance High Yield ETF for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVHY	$24	0.48%Footnote Reference1

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[10]
AssetsNet	$ 20,815,538
Holdings Count | Holding	265
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$20,815,538
# of Portfolio Holdings	265
Portfolio Turnover Rate	9%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	1.0%
Not Rated	0.4%
CCC	0.1%
B	29.8%
BB	55.9%
BBB	12.8%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000245531
Shareholder Report [Line Items]
Fund Name	Eaton Vance Intermediate Municipal Income ETF
Trading Symbol	EVIM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Intermediate Municipal Income ETF for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVIM	$5	0.10%Footnote Reference1

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[11]
AssetsNet	$ 56,593,450
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$56,593,450
# of Portfolio Holdings	129
Portfolio Turnover Rate	60%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-2.1%
Not Rated	2.0%
BB	1.9%
BBB	9.6%
A	27.0%
AA	46.4%
AAA	15.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000248456
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Income ETF
Trading Symbol	EVSD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Short Duration Income ETF for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVSD	$11	0.22%Footnote Reference1

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[12]
AssetsNet	$ 289,423,345
Holdings Count | Holding	341
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$289,423,345
# of Portfolio Holdings	341
Portfolio Turnover Rate	63%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	5.9%
Not Rated	15.5%
B	0.2%
BB	1.6%
BBB	25.4%
A	18.6%
AA	6.9%
AAA	25.9%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000247027
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Municipal Income ETF
Trading Symbol	EVSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Short Duration Municipal Income ETF for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVSM	$10	0.19%Footnote Reference1

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[13]
AssetsNet	$ 288,983,456
Holdings Count | Holding	181
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$288,983,456
# of Portfolio Holdings	181
Portfolio Turnover Rate	11%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	14.4%
Not Rated	1.5%
BB	1.2%
BBB	4.5%
A	25.8%
AA	39.9%
AAA	12.7%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000247024
Shareholder Report [Line Items]
Fund Name	Eaton Vance Total Return Bond ETF
Trading Symbol	EVTR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Total Return Bond ETF for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVTR	$15	0.29%Footnote Reference1

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[14]
AssetsNet	$ 1,681,426,788
Holdings Count | Holding	593
InvestmentCompanyPortfolioTurnover	231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,681,426,788
# of Portfolio Holdings	593
Portfolio Turnover Rate	231%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-8.8%
Not Rated	8.3%
CCC	0.2%
B	2.6%
BB	2.9%
BBB	21.3%
A	8.4%
AA	3.2%
AAA	61.9%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000245532
Shareholder Report [Line Items]
Fund Name	Eaton Vance Ultra-Short Income ETF
Trading Symbol	EVSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Ultra-Short Income ETF for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVSB	$8	0.16%Footnote Reference1

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[15]
AssetsNet	$ 185,290,578
Holdings Count | Holding	270
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$185,290,578
# of Portfolio Holdings	270
Portfolio Turnover Rate	55%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	10.0%
Not Rated	5.9%
BB	0.5%
BBB	33.3%
A	24.8%
AA	7.3%
AAA	18.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000254149
Shareholder Report [Line Items]
Fund Name	Parametric Equity Plus ETF
Trading Symbol	PEPS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Parametric Equity Plus ETF for the period of November 7, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
PEPS	$14	0.28%Footnote Reference1

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[16]
AssetsNet	$ 21,088,155
Holdings Count | Holding	228
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$21,088,155
# of Portfolio Holdings	228
Portfolio Turnover Rate	5%

Holdings [Text Block]

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	3/31/2025
Short Term Investment	4.1%
Other	0.7%
Real Estate	2.1%
Utilities	2.2%
Materials	2.4%
Energy	3.6%
Consumer Staples	5.5%
Industrials	7.7%
Communication Services	9.6%
Consumer Discretionary	9.9%
Health Care	11.1%
Financials	13.1%
Information Technology	28.0%

C000245536
Shareholder Report [Line Items]
Fund Name	Parametric Equity Premium Income ETF
Trading Symbol	PAPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Parametric Equity Premium Income ETF for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PAPI	$14	0.29%Footnote Reference1

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[17]
AssetsNet	$ 166,784,284
Holdings Count | Holding	196
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$166,784,284
# of Portfolio Holdings	196
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	3/31/2025
Short Term Investment	2.1%
Real Estate	0.1%
Communication Services	5.5%
Consumer Discretionary	9.5%
Information Technology	9.6%
Materials	9.8%
Industrials	10.0%
Energy	10.0%
Financials	10.3%
Consumer Staples	10.8%
Health Care	11.1%
Utilities	11.2%

C000245534
Shareholder Report [Line Items]
Fund Name	Parametric Hedged Equity ETF
Trading Symbol	PHEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Parametric Hedged Equity ETF for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PHEQ	$14	0.29%Footnote Reference1

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[18]
AssetsNet	$ 87,357,055
Holdings Count | Holding	216
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$87,357,055
# of Portfolio Holdings	216
Portfolio Turnover Rate	1%

Holdings [Text Block]

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	3/31/2025
Short Term Investment	1.8%
Materials	1.9%
Real Estate	2.0%
Other	2.5%
Utilities	2.6%
Energy	3.6%
Consumer Staples	5.6%
Industrials	8.0%
Consumer Discretionary	9.8%
Communication Services	9.8%
Health Care	10.4%
Financials	13.5%
Information Technology	28.5%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Amount is less than 0.5%.
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized
[18]	Annualized